STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

March 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Automobiles & Components - .6%
Adient PLC	40,102	[a]	1,642,578
Fox Factory Holding Corp.	3,311	[a]	401,856
Thor Industries, Inc.	6,752		537,729
			2,582,163
Banks - 2.2%
Bank OZK	33,910		1,159,722
East West Bancorp, Inc.	26,588		1,475,634
Fifth Third Bancorp	18,545		494,039
Hancock Whitney Corp.	47,445		1,726,998
PacWest Bancorp	46,411		451,579
Regions Financial Corp.	38,889		721,780
Synovus Financial Corp.	19,067		587,836
UMB Financial Corp.	6,176		356,479
Valley National Bancorp	116,179		1,073,494
Zions Bancorp NA	32,748		980,148
			9,027,709
Capital Goods - 9.0%
Acuity Brands, Inc.	7,596		1,388,017
AECOM	15,371		1,296,083
Armstrong World Industries, Inc.	14,503		1,033,194
EMCOR Group, Inc.	11,757		1,911,571
Fortive Corp.	45,447		3,098,122
Howmet Aerospace, Inc.	72,698		3,080,214
Hubbell, Inc.	3,541		861,561
Ingersoll Rand, Inc.	40,384		2,349,541
Kennametal, Inc.	65,906		1,817,687
Masco Corp.	26,771		1,331,054
Nordson Corp.	2,569		570,986
nVent Electric PLC	72,506		3,113,408
Simpson Manufacturing Co., Inc.	9,864		1,081,489
SunPower Corp.	26,159	[a]	362,041
Textron, Inc.	52,693		3,721,707
The Timken Company	22,687		1,853,982
Trane Technologies PLC	3,850		708,323
United Rentals, Inc.	3,807		1,506,658
W.W. Grainger, Inc.	4,653		3,205,033
Wabtec Corp.	21,789		2,201,996
Watts Water Technologies, Inc., Cl. A	3,032		510,346
			37,003,013

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Commercial & Professional Services - 3.3%
CACI International, Inc., Cl. A	4,203	[a]	1,245,265
Cintas Corp.	5,885		2,722,872
Copart, Inc.	51,934	[a]	3,905,956
Paychex, Inc.	10,910		1,250,177
Robert Half International, Inc.	10,776		868,222
Tetra Tech, Inc.	8,384		1,231,693
Verisk Analytics, Inc.	11,654		2,235,936
			13,460,121
Consumer Discretionary Distribution - 4.9%
AutoZone, Inc.	2,327	[a]	5,720,115
Bath & Body Works, Inc.	26,180		957,664
Dick's Sporting Goods, Inc.	5,924		840,556
Etsy, Inc.	5,670	[a]	631,241
LKQ Corp.	30,824		1,749,570
Murphy USA, Inc.	3,010		776,731
O'Reilly Automotive, Inc.	5,968	[a]	5,066,713
Ulta Beauty, Inc.	6,890	[a]	3,759,666
Williams-Sonoma, Inc.	4,952		602,460
			20,104,716
Consumer Durables & Apparel - 2.9%
Brunswick Corp.	8,666		710,612
Deckers Outdoor Corp.	1,890	[a]	849,650
NVR, Inc.	446	[a]	2,485,197
Polaris, Inc.	5,980		661,567
PulteGroup, Inc.	15,128		881,660
PVH Corp.	18,041		1,608,536
Ralph Lauren Corp.	14,480		1,689,382
Tapestry, Inc.	58,339		2,514,994
TopBuild Corp.	3,280	[a]	682,699
			12,084,297
Consumer Services - 3.9%
Boyd Gaming Corp.	10,372		665,053
Chipotle Mexican Grill, Inc.	2,115	[a]	3,613,033
Darden Restaurants, Inc.	9,055		1,404,974
Expedia Group, Inc.	13,247	[a]	1,285,356
Grand Canyon Education, Inc.	19,072	[a]	2,172,301
H&R Block, Inc.	11,140		392,685
Marriott Vacations Worldwide Corp.	15,807		2,131,732
MGM Resorts International	32,675		1,451,423
Service Corp. International	23,377		1,607,870
Wyndham Hotels & Resorts, Inc.	20,798		1,411,144
			16,135,571
Consumer Staples Distribution - 1.5%
BJ's Wholesale Club Holdings, Inc.	22,687	[a]	1,725,800

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Consumer Staples Distribution - 1.5% (continued)
Performance Food Group Co.	19,314	[a]	1,165,407
Sprouts Farmers Market, Inc.	24,858	[a]	870,776
The Kroger Company	44,768		2,210,196
			5,972,179
Energy - 3.9%
Antero Resources Corp.	23,404	[a]	540,398
ChampionX Corp.	30,230		820,140
Devon Energy Corp.	24,675		1,248,802
EQT Corp.	23,801		759,490
Equitrans Midstream Corp.	165,840		958,555
Halliburton Co.	25,144		795,556
HF Sinclair Corp.	12,823		620,377
Marathon Oil Corp.	119,637		2,866,503
Matador Resources Co.	21,885		1,042,820
Murphy Oil Corp.	75,425		2,789,216
Phillips 66	21,359		2,165,375
Range Resources Corp.	46,755		1,237,605
			15,844,837
Equity Real Estate Investment - 8.1%
Boston Properties, Inc.	48,144	[b]	2,605,553
Brixmor Property Group, Inc.	81,674	[b]	1,757,624
Douglas Emmett, Inc.	67,095	[b]	827,281
EastGroup Properties, Inc.	12,838	[b]	2,122,378
Equity Residential	18,243	[b]	1,094,580
Extra Space Storage, Inc.	17,794	[b]	2,899,176
Federal Realty Investment Trust	25,484	[b]	2,518,584
First Industrial Realty Trust, Inc.	50,755	[b]	2,700,166
Host Hotels & Resorts, Inc.	41,980	[b]	692,250
Kilroy Realty Corp.	61,517	[b]	1,993,151
Lamar Advertising Co., Cl. A	13,931	[b]	1,391,568
Mid-America Apartment Communities, Inc.	31,041	[b]	4,688,433
National Retail Properties, Inc.	58,415	[b]	2,579,022
Park Hotels & Resorts, Inc.	55,669	[b]	688,069
Regency Centers Corp.	33,474	[b]	2,047,939
Simon Property Group, Inc.	21,691	[b]	2,428,741
			33,034,515
Financial Services - 7.2%
Ally Financial, Inc.	82,936		2,114,039
Ameriprise Financial, Inc.	13,035		3,995,227
Discover Financial Services	22,766		2,250,191
Euronet Worldwide, Inc.	11,694	[a]	1,308,559
FactSet Research Systems, Inc.	3,038		1,261,043
Global Payments, Inc.	8,779		923,902

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Financial Services - 7.2% (continued)
Jack Henry & Associates, Inc.	5,111		770,330
Janus Henderson Group PLC	62,399		1,662,309
MSCI, Inc.	5,992		3,353,662
Nasdaq, Inc.	60,432		3,303,817
OneMain Holdings, Inc.	22,824		846,314
Rithm Capital Corp.	160,601	[b]	1,284,808
SEI Investments Co.	18,786	[a]	1,081,134
Starwood Property Trust, Inc.	47,404	[b]	838,577
Stifel Financial Corp.	27,753		1,639,925
Synchrony Financial	36,497		1,061,333
T. Rowe Price Group, Inc.	10,011		1,130,242
The Western Union Company	60,298		672,323
			29,497,735
Food, Beverage & Tobacco - 2.8%
Conagra Brands, Inc.	36,450		1,369,062
Darling Ingredients, Inc.	13,469	[a]	786,590
Freshpet, Inc.	18,381	[a]	1,216,638
Kellogg Co.	31,968		2,140,577
The Hershey Company	24,196		6,155,704
			11,668,571
Health Care Equipment & Services - 5.6%
Cardinal Health, Inc.	12,241		924,196
Chemed Corp.	3,107		1,670,789
DexCom, Inc.	12,634	[a]	1,467,818
Doximity, Inc., Cl. A	26,490	[a]	857,746
Henry Schein, Inc.	14,243	[a]	1,161,374
Hologic, Inc.	5,218	[a]	421,093
IDEXX Laboratories, Inc.	8,147	[a]	4,074,152
Integra LifeSciences Holdings Corp.	21,484	[a]	1,233,396
Molina Healthcare, Inc.	6,688	[a]	1,788,973
Option Care Health, Inc.	21,454	[a]	681,594
STAAR Surgical Co.	12,428	[a]	794,771
Tandem Diabetes Care, Inc.	15,225	[a]	618,287
Teladoc Health, Inc.	32,758	[a]	848,432
Teleflex, Inc.	11,694		2,962,207
The Cooper Companies, Inc.	5,648		2,108,737
Veeva Systems, Inc., Cl. A	6,451	[a]	1,185,629
			22,799,194
Household & Personal Products - .2%
Coty, Inc., Cl. A	79,819	[a]	962,617
Insurance - 4.4%
Aflac, Inc.	53,300		3,438,916
Brown & Brown, Inc.	32,753		1,880,677
CNO Financial Group, Inc.	29,820		661,706

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Insurance - 4.4% (continued)
Loews Corp.	20,853		1,209,891
Primerica, Inc.	5,515		949,904
RLI Corp.	7,990		1,061,951
The Hartford Financial Services Group, Inc.	61,102		4,258,198
Unum Group	34,287		1,356,394
W.R. Berkley Corp.	48,943		3,047,191
			17,864,828
Materials - 5.9%
Albemarle Corp.	4,683		1,035,130
Amcor PLC	192,543		2,191,139
Avient Corp.	26,069		1,073,000
CF Industries Holdings, Inc.	34,110		2,472,634
Cleveland-Cliffs, Inc.	85,794	[a]	1,572,604
DuPont de Nemours, Inc.	13,277		952,890
Eagle Materials, Inc.	19,082		2,800,283
Eastman Chemical Co.	10,786		909,691
Greif, Inc., Cl. A	15,856		1,004,795
Huntsman Corp.	36,694		1,003,948
Ingevity Corp.	12,695	[a]	907,946
LyondellBasell Industries NV, Cl. A	25,173		2,363,493
Nucor Corp.	16,956		2,619,193
Sealed Air Corp.	13,643		626,350
The Chemours Company	15,644		468,381
The Mosaic Company	29,591		1,357,635
WestRock Co.	22,154		675,032
			24,034,144
Media & Entertainment - 3.7%
Cable One, Inc.	4,018		2,820,636
Electronic Arts, Inc.	13,075		1,574,884
Fox Corp., Cl. A	55,224		1,880,377
Live Nation Entertainment, Inc.	8,877	[a]	621,390
Match Group, Inc.	16,233	[a]	623,185
Omnicom Group, Inc.	15,040		1,418,874
Playtika Holding Corp.	45,158	[a]	508,479
Sirius XM Holdings, Inc.	128,063		508,410
The Interpublic Group of Companies, Inc.	41,933		1,561,585
The Trade Desk, Inc., Cl. A	45,088	[a]	2,746,310
TripAdvisor, Inc.	19,856	[a]	394,340
ZoomInfo Technologies, Inc.	19,910	[a]	491,976
			15,150,446
Pharmaceuticals Biotechnology & Life Sciences - 5.2%
Agilent Technologies, Inc.	31,368		4,339,449
Avantor, Inc.	38,164	[a]	806,787

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.2% (continued)
Bio-Techne Corp.	31,505		2,337,356
IQVIA Holdings, Inc.	11,767	[a]	2,340,339
Mettler-Toledo International, Inc.	1,396	[a]	2,136,173
QIAGEN NV	35,895	[a]	1,648,657
Repligen Corp.	5,922	[a]	997,028
Sarepta Therapeutics, Inc.	12,685	[a]	1,748,374
Syneos Health, Inc.	18,169	[a]	647,180
Waters Corp.	2,366	[a]	732,585
West Pharmaceutical Services, Inc.	10,327		3,577,996
			21,311,924
Real Estate Management & Development - .2%
The Howard Hughes Corp.	12,170	[a]	973,600
Semiconductors & Semiconductor Equipment - 2.9%
Enphase Energy, Inc.	12,049	[a]	2,533,664
Lattice Semiconductor Corp.	21,829	[a]	2,084,669
Microchip Technology, Inc.	31,495		2,638,651
Monolithic Power Systems, Inc.	4,055		2,029,690
ON Semiconductor Corp.	33,459	[a]	2,754,345
			12,041,019
Software & Services - 10.5%
Akamai Technologies, Inc.	17,129	[a]	1,341,201
Ansys, Inc.	6,087	[a]	2,025,754
Bill Holdings, Inc.	4,300	[a]	348,902
Cadence Design Systems, Inc.	15,965	[a]	3,354,087
CrowdStrike Holdings, Inc., CI. A	4,006	[a]	549,864
Datadog, Inc., Cl. A	37,557	[a]	2,728,892
DocuSign, Inc.	34,424	[a]	2,006,919
Elastic NV	13,844	[a]	801,568
EPAM Systems, Inc.	2,376	[a]	710,424
Fair Isaac Corp.	725	[a]	509,450
Five9, Inc.	11,206	[a]	810,082
Fortinet, Inc.	39,071	[a]	2,596,659
Gartner, Inc.	12,093	[a]	3,939,537
GoDaddy, Inc., Cl. A	9,425	[a]	732,511
HubSpot, Inc.	4,702	[a]	2,015,982
Manhattan Associates, Inc.	7,916	[a]	1,225,793
MongoDB, Inc.	5,371	[a]	1,252,088
Okta, Inc.	13,331	[a]	1,149,665
Paycom Software, Inc.	5,253	[a]	1,596,965
Paylocity Holding Corp.	2,540	[a]	504,901
Pegasystems, Inc.	18,475		895,668
RingCentral, Inc., Cl. A	22,795	[a]	699,123
Synopsys, Inc.	13,784	[a]	5,324,070

Description		Shares		Value ($)
Common Stocks - 99.7% (continued)
Software & Services - 10.5% (continued)
Teradata Corp.		29,375	[a]	1,183,225
Twilio, Inc., Cl. A		16,227	[a]	1,081,205
Verisign, Inc.		5,820	[a]	1,229,941
Zoom Video Communications, Inc., CI. A		18,618	[a]	1,374,753
Zscaler, Inc.		8,601	[a]	1,004,855
				42,994,084
Technology Hardware & Equipment - 2.1%
Amphenol Corp., Cl. A		15,669		1,280,471
Arista Networks, Inc.		5,452	[a]	915,173
CDW Corp.		10,953		2,134,630
HP, Inc.		54,236		1,591,827
Keysight Technologies, Inc.		9,460	[a]	1,527,601
NetApp, Inc.		12,448		794,805
Pure Storage, Inc., Cl. A		19,881	[a]	507,164
				8,751,671
Telecommunication Services - .1%
Lumen Technologies, Inc.		177,274	[a]	469,776
Transportation - 2.2%
Avis Budget Group, Inc.		2,169	[a]	422,521
GXO Logistics, Inc.		16,364	[a]	825,727
Old Dominion Freight Line, Inc.		17,717		6,038,662
United Airlines Holdings, Inc.		36,319	[a]	1,607,116
				8,894,026
Utilities - 6.4%
Eversource Energy		42,704		3,342,015
Hawaiian Electric Industries, Inc.		61,073		2,345,203
IDACORP, Inc.		3,182		344,706
New Jersey Resources Corp.		20,911		1,112,465
NiSource, Inc.		101,569		2,839,869
Portland General Electric Co.		34,722		1,697,559
PPL Corp.		172,196		4,785,327
WEC Energy Group, Inc.		67,316		6,380,884
Xcel Energy, Inc.		52,638		3,549,907
				26,397,935
Total Common Stocks (cost $380,366,551)				409,060,691
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,048,509)	4.89	1,048,509	[c]	1,048,509
Total Investments (cost $381,415,060)		100.0%		410,109,200

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Cash and Receivables (Net)	.0%	159,091
Net Assets	100.0%	410,268,291

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

March 31, 2023 (Unaudited)

The following is a summary of the inputs used as of March 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	409,060,691	-	-	409,060,691
Investment Companies	1,048,509	-	-	1,048,509

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At March 31, 2023, accumulated net unrealized appreciation on investments was $28,694,140, consisting of $63,125,126 gross unrealized appreciation and $34,430,986 gross unrealized depreciation.

At March 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.